REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Contract liabilities	$ 26,145	$ 42,797
Contract liabilities, revenue recognized	32,124
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenues
Transaction price of remaining performance obligation	$ 30,445
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenues
Transaction price of remaining performance obligation	$ 14,244
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Minimum
Revenues
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Maximum
Revenues
Recognized revenue	10 years